Convertible Preferred Stock, Warrant Liability and Stockholders’ Deficit	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Convertible Preferred Stock, Warrant Liability and Stockholders’ Deficit
Convertible Preferred Stock, Warrant Liability and Stockholders’ Deficit
Convertible Preferred Stock
Under PMI’s amended and restated certificate of incorporation, preferred stock is issuable in series, and the Board of Directors is authorized to determine the rights, preferences, and terms of each series.
In January 2013, PMI issued and sold 69,340,760 shares of New Series A (“New Series A”) convertible preferred stock in a private placement at a purchase price of $0.29 per share for $19.8 million, net of issuance costs. In connection with that sale, PMI issued 25,585,910 shares at par value $0.01 per share of Series A-1 (“Series A-1”) convertible preferred stock to the holders of shares of PMI’s convertible preferred stock that was outstanding immediately prior to the sale (“Old Preferred Shares”) in consideration for such stockholders participating in the sale. In connection with the New Series A sale, Old Preferred Shares were converted into shares of common stock at a ratio of 1:1 if the holder of the Old Preferred Shares participated in the New Series A sale or at a 10:1 ratio if the holder of the Old Preferred Shares did not so participate. In addition, each such participating holder received a share of New Series A-1 convertible preferred stock for every dollar of liquidation preference associated with an Old Preferred Share held by such holder. Each share of Series A-1 preferred stock has a liquidation preference of $2.00 and converts into common stock at a ratio of 1,000,000:1. The New Series A and Series A-1 convertible preferred stock were sold in reliance on the exemption from the registration requirements of the Securities Act set forth in Section 4(2) of the Securities Act and Regulation D promulgated thereunder regarding sales by an issuer not involving a public offering.
In September 2013, PMI issued and sold 41,443,670 shares of New Series B (“New Series B”) convertible preferred stock in a private placement at a purchase price of $0.60 per share for approximately $24.9 million, net of issuance costs.  The New Series B convertible preferred stock was sold in reliance on the exemption from the registration requirements of the Securities Act set forth in Section 4(2) of the Securities Act and Regulation D promulgated thereunder regarding sales by an issuer not involving a public offering.
In May 2014, PMI issued and sold 24,404,770 shares of New Series C (“New Series C”) convertible preferred stock in a private placement at a purchase price of $2.87 per share for approximately $69.9 million, net of issuance costs. The Series C convertible preferred stock was sold in reliance on the exemption from the registration requirements of the Securities Act set forth in Section 4(2) of the Securities Act and Regulation D promulgated thereunder regarding sales by an issuer not involving a public offering. The purpose of the New Series C private placement was to raise funds for general corporate needs and for the tender offer discussed below.
On June 18, 2014, PMI issued a Tender Offer Statement to purchase up to 6,963,785 shares, in the aggregate, of its New Series A convertible preferred Stock and New Series B convertible preferred Stock, at a price equal to $2.87 per share. Upon closure of the tender offer on July 16, 2014, 782,540 shares of New Series A convertible preferred Stock and 5,667,790 shares of New Series B convertible preferred Stock were purchased for an aggregate price of $18.5 million.
In April 2015, PMI issued and sold 23,888,640 shares of New Series D (“New Series D”) convertible preferred stock in a private placement at a purchase price of $6.91 per share for proceeds of approximately $164.8 million, net of issuance costs. The New Series D convertible preferred stock was sold in reliance on the exemption from the registration requirements of the Securities Act set forth in Section 4(2) of the Securities Act and Regulation D promulgated thereunder regarding sales by an issuer not involving a public offering. The purpose of the New Series D private placement was to raise funds for general corporate needs and for the share repurchase discussed below.
In December 2016, PMI authorized 40,000,000 shares of New Series E ("New Series E") convertible preferred stock. These shares are reserved for the convertible preferred stock warrants that were also issued in December 2016.
On December 16, 2016, PMI issued a warrant to purchase 20,267,135 shares of Series E-1 convertible preferred stock of PMI ("Series E-1") at an exercise price of $0.01 per share (the “First Series E-1 Warrant”) to Pinecone Investments LLC (“Pinecone”), an affiliate of Colchis Capital Management, L.P. (“Colchis”).
On February 27, 2017, PMI issued to Pinecone a second warrant (the “Second Series E-1 Warrant,” and together with the First Series E-1 Warrant, the “Series E-1 Warrants”) to purchase 15,277,006 shares of Series E-1 at an exercise price of $0.01 per share. The Series E-1 Warrants are immediately exercisable, in whole or in part, by paying in cash the full purchase price payable in respect of the number of shares purchased. The Series E-1 Warrants were issued pursuant to the Warrant Agreement, dated December 16, 2016, between PMI and Colchis, as previously described in PMI’s Current Report on Form 8-K as filed with the Commission on December 22, 2016.
In connection with a loan purchase agreement (“Consortium Purchase Agreement”) with affiliates of the Consortium ("Warrant Holders'") a warrant agreement was signed (the "Warrant Agreement"). Pursuant to the Warrant Agreement, PMI issued to the Consortium, three warrants (together, the “Series F Warrant”) to purchase up to in aggregate 177,720,706 shares of PMI’s Series F Preferred Stock at an exercise price of $0.01 per share (the “Warrant Shares”). Refer to Note 15 for more details.
On September 20, 2017, Prosper issued and sold 37,249,497 shares of Series G convertible preferred stock ("Series G") in a private placement at a purchase price of $1.34 per share for proceeds of approximately $47.9 million, net of issuance costs. The Series G convertible preferred stock was sold in reliance on the exemption from the registration requirements of the Securities Act set forth in Section 4(a)(2) of the Securities Act regarding sales by an issuer not involving a public offering. The purpose of the new Series G private placement was to raise funds for general corporate purposes.
The number of authorized, issued and outstanding shares, their par value and liquidation preference for each series of convertible preferred stock as of December 31, 2017 are disclosed in the table below (dollar amounts in thousands, except per share information):

Convertible Preferred Stock	Par Value	Authorized shares	Outstanding and Issued shares	Liquidation Preference
Series A	$0.01	68,558,220	68,558,220	$19,774
Series A-1	0.01	24,760,915	24,760,915	49,522
Series B	0.01	35,775,880	35,775,880	21,581
Series C	0.01	24,404,770	24,404,770	70,075
Series D	0.01	23,888,640	23,888,640	165,000
Series E-1	0.01	35,544,141	—	—
Series E-2	0.01	16,858,078	—	—
Series F	0.01	177,720,707	3	—
Series G	0.01	37,249,497	37,249,497	50,000
		444,760,848	214,637,925	$375,952

The number of shares issued and outstanding reflect a 5-for-1 forward stock split effected by PMI on February 16, 2016.
Dividends
Dividends on shares of the Series A, Series B, Series C, Series D, Series E-1, Series E-2, Series F, and Series G convertible preferred stock are payable only when, as, and if declared by the Board of Directors. No dividends will be paid with respect to the common stock until any declared dividends on the Series A, Series B, Series C, Series D, Series E-1, Series E-2 Series F and Series G convertible preferred stock have been paid or set aside for payment to the Series A, Series B, Series C, Series D, Series E-1, Series E-2, Series F and Series G convertible preferred stockholders. After payment of any such dividends, any additional dividends or distributions will be distributed among all holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held by each such holder if all shares of preferred stock were converted to common stock at the then effective conversion rate. The Series A-1 convertible preferred shares have no dividend rights.  To date, no dividends have been declared on any of the PMI’s preferred stock or common stock.
Conversion
Under the terms of PMI’s amended and restated certificate of incorporation, the holders of preferred stock have the right to convert such preferred stock into common stock at any time. In addition, all preferred stock automatically converts into common stock (i) immediately prior to the closing of an Initial Public Offering (“IPO”) that values Prosper at least at $2 billion and that results in aggregate proceeds to Prosper of at least $100 million or (ii) upon a written request from the holders of at least 60% of the voting power of the outstanding preferred stock (on an as-converted basis) including at least 14% of the voting power of the outstanding Series A-1 convertible preferred stock ; (ii) the Series D shall not be converted without at least 60% of the voting power of the outstanding Series D; (iii) the Series E-1 and Series E-2 shall not be converted without at least 60% of the voting power of the outstanding Series E-1 and Series E-2, voting together as a single class; (iv) the Series F shall not be converted without at least 60% of the voting power of the outstanding Series F, and (v) the shares of Series G Preferred Stock will not be automatically converted unless the holders of at least 60% of the outstanding shares of Series G Preferred Stock approve such conversion. In addition, if a holder of the Series A convertible preferred stock has converted any of the Series A convertible preferred stock, then all of such holder’s shares of Series A-1 convertible preferred stock also will be converted upon a liquidation event. In lieu of any fractional shares of common stock to which a holder would otherwise be entitled, PMI shall pay such holder cash in an amount equal to the fair market value of such fractional shares, as determined by its Board of Directors. At present, the Series A, Series B, Series C, Series D, Series E-1, Series E-2 and the Series F convertible preferred stock converts into PMI common stock at a 1:1 ratio while the Series A-1 convertible preferred stock converts into common stock at a 1,000,000:1 ratio.
The conversion price of the Series G convertible preferred stock shall be reduced to a number equal to the Series G Preferred Stock original issuance price divided by the quotient obtained by dividing the Series G "true up" amount by the total number of Series G Preferred Stock issued as of the Series G closing date. The Series G "true up" amount means the aggregate number of shares of Series G Preferred Stock that would have been issued to the purchasers of the Series G Preferred Stock on the Series G closing date, if warrants to purchase shares of Series E-2 Preferred Stock or Series F Preferred Stock that were exercisable or exercised as of the "true up" time (end of vesting period) were exercisable or exercised as of the Series G Preferred Stock closing date.
Liquidation Rights
PMI’s convertible preferred stock has been classified as temporary equity on the Consolidated Balance Sheets. The preferred stock is not redeemable; however, in the event of a voluntary or involuntary liquidation, dissolution, change in control or winding up of PMI, holders of the convertible preferred stock may have the right to receive their liquidation preference under the terms of PMI’s certificate of incorporation.
Each holder of Series E-1, Series E-2 and Series F convertible preferred stock is entitled to receive prior and in preference to any distribution of proceeds from a liquidation event to the holders of Series A, Series B, Series C, Series D, Series G and Series A-1 preferred stock or common stock, an amount per share for (i) each share of Series E-1 convertible preferred stock equal to the sum of the liquidation preference specified for such share and all declared but unpaid dividends, if any, on such share, (ii) each share of Series E-2 convertible preferred stock equal to the sum of two-thirds the liquidation preference specified for such share and all declared but unpaid dividends, if any, on such share, and (iii) each share of Series F convertible preferred stock equal to the sum of two-thirds of the liquidation preference specified for such share and all declared but unpaid dividends, if any, on such share.
After the payment or setting aside for payment to the holders of Series E-1, Series E-2, and Series F convertible preferred stock, each holder of Series A, Series B, Series C and Series D, Series E-2, Series F and Series G convertible preferred stock is entitled to receive, on a pari passu basis, prior to and in preference to any distribution of proceeds from a liquidation event to the holders of Series A-1 preferred stock or common stock, (i) an amount per share for each share of Series E-2 and Series F convertible preferred stock equal to the sum of one-third of the liquidation preference specified for such share and all declared but unpaid dividends, if any, on such share, and (ii) an amount per share for each share of Series A, Series B, Series C, Series D and Series G convertible preferred stock equal to the sum of the liquidation preference specified for such share and all declared but unpaid dividends, if any, on such share.
After the payment or setting aside for payment to the holders of Series A, Series B, Series C, Series D, Series E-1, Series E-2, Series F and Series G convertible preferred stock, the holders of Series A-1 convertible preferred stock are entitled to receive, prior and in preference to any distribution of proceeds to the holders of common stock an amount per share for each such share of Series A-1 convertible preferred stock equal to the sum of the liquidation preference specified for such share and all declared but unpaid dividends, if any, on such share.
After the payment or setting aside for payment to the holders of Series A, Series B, Series C, Series D, Series E-1, Series E-2, Series F, Series G and Series A-1 preferred stock, the entire remaining proceeds legally available for distribution will be distributed pro rata to the holders of Series A preferred stock and common stock in proportion to the number of shares of common stock held by them assuming the Series A preferred stock has been converted into shares of common stock at the then effective conversion rate, provided that the maximum aggregate amount per share of Series A convertible preferred stock which the holders of Series A convertible preferred stock shall be entitled to receive is three times the original issue price for the Series A convertible preferred stock.
At present, the liquidation preferences are equal to $0.29 per share for the Series A convertible preferred stock, $2.00 per share for the Series A-1 convertible preferred stock, $0.60 per share for the Series B convertible preferred stock, $2.87 per share for the Series C convertible preferred stock, $6.91 per share for the Series D convertible preferred stock, $0.84 per share for the Series E-1 convertible preferred stock, $0.84 per share for the Series E-2 convertible preferred stock, $0.84 per share for the Series F convertible preferred stock and $1.34 per share for the Series G convertible preferred stock.
Voting
Each holder of shares of convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of convertible preferred stock could be converted and has voting rights and powers equal to the voting rights and powers of the common stock. The holders of convertible preferred stock and the holders of common stock vote together as a single class (except with respect to certain matters that require separate votes or as required by law), and are entitled to notice of any stockholders’ meeting in accordance with the bylaws of PMI.
Convertible Preferred Stock Warrant Liability
Series E-1 Warrants
In connection with the Settlement and Release Agreement dated November 17, 2016 among PMI, PFL and Colchis, on December 16, 2016, PMI issued the First Series E-1 Warrant. The Second Series E-1 Warrant for an additional 15,277,006 shares of Series E-1 convertible preferred stock was granted on the signing of the Consortium Purchase Agreement on February 27, 2017. The warrants expire ten years from the date of issuance. For the year ended December 31, 2017, Prosper recognized $17.8 million of expense from the re-measurement of the fair value of the warrants. The expense is recorded through change in fair value of convertible stock warrants in the consolidated statement of operations.
To determine the fair value of the Series E-1 Convertible Preferred Stock Warrants, the Company first determined the value of a share of a Series E-1 convertible preferred stock. To determine the fair value of the convertible preferred stock, the Company first derived the business enterprise value (“BEV”) of the Company using a variety of valuation methods, including recent transactions in the Company's stock, discounted cash flow models and market based methods, as deemed appropriate under the circumstances applicable at the valuation date. Once the Company determined an estimated BEV, the option pricing method ("OPM") was used to allocate the BEV to the various classes of the Company’s equity, including the Company’s preferred stock. The per share value for the Series E-1 convertible preferred stock was utilized as an input to the Black-Scholes option pricing model to determine the fair value of the Series E-1 Convertible Stock Warrants.
The Company determined the fair value of the outstanding Series E-1 Convertible Preferred Stock Warrants utilizing the following assumptions as of the following dates:

	December 31, 2017	December 31, 2016
Volatility	40.0%	40.0%
Risk-free interest rate	2.38%	2.45%
Remaining contractual term (in years)	9.04	9.96
Dividend yield	0%	0%

The above assumptions were determined as follows:
Volatility: The volatility is derived from historical volatilities of several unrelated publicly listed peer companies over a period approximately equal to the term of the warrant because the Company has limited information on the volatility of the preferred stock since there is currently no trading history. When making the selections of industry peer companies to be used in the volatility calculation, the Company considered the size, operational, and economic similarities to the Company’s principal business operations.
Risk-Free Interest Rate: The risk-free interest rate is based on the U.S. Treasury yield in effect as of December 31, 2017, and for zero coupon U.S. Treasury notes with maturities approximately equal to the term of the warrant.
Remaining Contractual Term: The remaining contractual term represents the time from the date of the valuation to the expiration of the warrant.
Dividend Yield: The expected dividend assumption is based on the Company’s current expectations about the Company’s anticipated dividend policy.
Series F Warrants
 In connection with the Consortium Purchase Agreement (as described in Note 15), PMI issued warrants to purchase up to 177,720,706 of PMI's Series F convertible preferred stock at $0.01 per share. For the year ended December 31, 2017, Prosper recognized $11.3 million of expense from the re-measurement of the fair value of the warrants. The expense is recorded through other expenses in the condensed consolidated statement of operations. To determine the fair value of the Series F Convertible Preferred Stock Warrants, the Company first determined the value of a share of a Series F convertible preferred stock.
To determine the fair value of the Series F Convertible Preferred Stock Warrants, the Company first derived the BEV of the Company using a combination of methods, as deemed appropriate under the circumstances applicable at the valuation date, including recent transactions of the Company's stock, discounted cash flow models and market based methods. Once the Company determined an estimated BEV, the OPM was used to allocate the BEV to the various classes of the Company’s equity, including the Company’s preferred stock. The per share value for the Series F convertible preferred stock warrants was utilized as an input to the the Black-Scholes option pricing model to determine the fair value of the Series F Convertible Preferred Stock Warrant.
The Company determined the fair value of the outstanding Series F Convertible Preferred Stock warrants utilizing the following assumptions as of December 31, 2017:

December 31, 2017
Volatility	40.0%
Risk-free interest rate	2.38%
Remaining contractual term (in years)	9.16
Dividend yield	0%

The above assumptions were determined as follows:
Volatility: The volatility is derived from historical volatilities of several unrelated publicly listed peer companies over a period approximately equal to the term of the warrant because the Company has limited information on the volatility of the preferred stock since there is currently no trading history. When making the selections of industry peer companies to be used in the volatility calculation, the Company considered the size, operational, and economic similarities to the Company’s principal business operations.
Risk-Free Interest Rate: The risk-free interest rate is based on the U.S. Treasury yield in effect as of the period end date and for zero coupon U.S. Treasury notes with maturities approximately equal to the term of the warrant.
Remaining Contractual Term: The remaining contractual term represents the time from the date of the valuation to the expiration of the warrant.
Dividend Yield: The expected dividend assumption is based on the Company’s current expectations about the Company’s anticipated dividend policy.
The combined activity of the Convertible Preferred Stock Warrant Liability is as follows (in thousands):

Balance at January 1, 2016	$—
Warrants vested	21,704
Change in Fair Value	7
Balance at December 31, 2016	21,711
Warrants Vested	65,516
Change in Fair Value	29,139
Balance at December 31, 2017	$116,366

Common Stock
PMI, through its amended and restated certificate of incorporation, is the sole issuer of common stock and related options, RSUs and warrants. On February 16, 2016, PMI amended and restated its Certificate of Incorporation to, among other things, effect a 5-for-1 forward stock split. On September 20, 2017, PMI further amended its Amended and Restated Certificate of Incorporation to increase the number of shares of common stock authorized for issuance.  The total number of shares of stock which PMI has the authority to issue is 1,069,760,848, consisting of 625,000,000 shares of common stock, $0.01 par value per share, and 444,760,848 shares of preferred stock, $0.01 par value per share. As of December 31, 2017, 71,226,934 shares of common stock were issued and 70,290,999 shares of common stock were outstanding. As of December 31, 2016, 70,843,044 shares of common stock were issued and 69,907,109 shares of common stock were outstanding. Each holder of common stock is entitled to one vote for each share of common stock held.
During 2015, PMI repurchased 4,225,490 shares of common stock from certain employees at a price equal to $6.91 per share for an aggregate purchase price of $29.2 million. As the purchase price exceeded the fair value of common stock at the time of repurchase, Prosper recognized compensation costs of $6.2 million of which $0.33 million is recorded in Origination and Servicing, $0.07 million in Sales and Marketing and $5.7 million in General and Administrative on the Consolidated Statements of Operations. As part of the transactions, PMI repurchased 3,607,095 shares for a total of $24.9 million from Prosper’s executive officers.
Common Stock Issued upon Exercise of Stock Options
During the year ended December 31, 2017 and December 31, 2016, PMI issued 606,284 and 466,300 shares of common stock, respectively, upon the exercise of options for cash proceeds of $0.1 million and $0.3 million, respectively. Certain options are eligible for exercise prior to vesting. These unvested options may be exercised for restricted shares of common stock that have the same vesting schedule as the options. Prosper records a liability for the exercise price paid upon the exercise of unvested options, which is reclassified to common stock and additional paid-in capital as the shares vest. Should the holder’s employment be terminated, the unvested restricted shares are subject to repurchase by PMI at an amount equal to the exercise price paid for such shares. At December 31, 2017 and 2016, there were 11,565 and 1,126,210 shares respectively of restricted stock outstanding that remain unvested and subject to PMI’s right of repurchase.
Common Stock Issued upon Exercise of Warrants
For the year ended December 31, 2017 and December 31, 2016, PMI issued 30,615 and 56,480 shares of common stock upon the exercise of warrants, for $0.34 per share and $0.38 per share respectively.